7. Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Cost and estimated earnings in excess of billings | $		$ 343		$ 144
Deposits paid | $		70		57
Prepayment | $		221		59
Other receivables | $		156		214
Other tax recoverable | $		25		26
Prepayments and other current assets | $		$ 815		$ 500
ZHEJIANG JIAHUAN
Prepayments and other receivables	¥ 11,994		¥ 13,039
Deposits paid	3,448		4,433
Prepayments and other current assets	15,442		17,472
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings	389,534		160,634
Less: Progress billings	(318,748)		(62,994)
Cost and estimated earnings in excess of billings	70,786		97,640
Prepayment	24,100		13,828
Other receivables	14,851		8,090
Other current assets	1,320		0
Prepayments and other current assets	¥ 111,057		¥ 119,558